Consolidated condensed cash flow statements (Parenthetical) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Consolidated condensed cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 60.8